OTHER REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2025
Real Estate [Abstract]
Summary of Other Real Estate Activity
A summary of other real estate activity for the years ended December 31 follows (1):

	2025	2024	2023
	(In thousands)
Balance at beginning of year, net of valuation allowance	$891	$569	$443
Loans transferred to other real estate	776	1,091	783
Sales of other real estate	(850)	(753)	(603)
Additions to valuation allowance charged to expense	(40)	(16)	(54)
Balance at end of year, net of valuation allowance	$777	$891	$569
_________________________________________________

(1)	Table excludes other repossessed assets totaling $0.12 million and $0.05 million at December 31, 2025 and 2024, respectively.

Schedule of Valuation Allowance for Other Real Estate Owned
We periodically review our real estate properties and establish valuation allowances on these properties if values have declined since the date of acquisition. An analysis of our valuation allowance for other real estate follows:

	2025	2024	2023
	(In thousands)
Balance at beginning of year	$—	$—	$—
Additions charged to expense	40	16	54
Direct write-downs upon sale	—	(16)	(54)
Balance at end of year	$40	$—	$—